Structured Entities - Other Unconsolidated Bank-Sponsored Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 32,307	$ 31,416
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,369	$ 2,486